Annual Total Returns [BarChart] - Natixis Sustainable Future 2035 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(5.13%)
Annual Return 2019	23.12%
Annual Return 2020	15.56%